Basis for preparation, consolidation and accounting policies - Estimated useful lives of right of use assets (Details)	12 Months Ended
Dec. 31, 2023
Tambomayo Mining Units
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Depreciation rates on mining units	41.04%
El Brocal Mining Units
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Depreciation rates on mining units	7.99%
Sociedad Minera Cerro Verde S.A.A. | Land
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	30 years
Sociedad Minera Cerro Verde S.A.A. | Buildings and other constructions | Minimum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	1 year
Sociedad Minera Cerro Verde S.A.A. | Buildings and other constructions | Maximum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	14 years
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Minimum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	1 year
Sociedad Minera Cerro Verde S.A.A. | Machinery and equipment | Maximum
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Estimated useful life of right of use assets	14 years